Income Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income tax provision (benefit) [Abstract]
Amount computed using the statutory rate, amount	$ (621,000)	$ (387,000)
Amount computed using the statutory rate, percentage	(21.00%)	(21.00%)
Changes in prior year estimates, amount	$ (734,000)	$ (417,000)
Changes in prior year estimates, percentage	(25.00%)	(23.00%)
Non-taxable item – SBA loan forgiven, amount		$ (97,000)
Non-taxable item – SBA loan forgiven, percentage		(5.00%)
Other, amount		$ 15,000
Other, percentage		1.00%
Change in valuation allowance, amount	$ 1,355,000	$ 886,000
Change in valuation allowance, percentage	46.00%	48.00%
Total income tax provision (benefit), amount
Total income tax provision (benefit), percentage